SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING [Abstract]
Information about Segments
Information about segments for the years ended December 31, 2018, 2019 and 2020 presented were as follows:

	For the Year ended December 31, 2018
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	462,464	269,578	11,458	83,468	–	826,968
Operating income (loss)	69,449	(893,489)	(34,056)	(62,548)	(68,124)	(988,768)
Non-operating income, net						34,888
Income tax expense						(4,088)
Share of results of equity investees						(3,066)
Net loss						(961,034)

	For the Year ended December 31, 2019
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	1,136,017	834,295	9,223	195,843	–	2,175,378
Operating income (loss)	529,524	(1,131,771)	(116,309)	(39,864)	(132,812)	(891,232)
Non-operating loss, net						(477,387)
Income tax expense						(85,864)
Share of results of equity investees						(3,239)
Net loss						(1,457,722)

	For the Year ended December 31, 2020
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	2,015,972	2,167,149	60,785	131,758	-	4,375,664
Operating income (loss)	1,016,793	(1,442,593)	(520,075)	(49,006)	(308,444)	(1,303,325)
Non-operating loss, net						(179,913)
Income tax expense						(141,640)
Share of results of equity investees						721
Net loss						(1,624,157)

(1)
Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from External Customers Based on Geographical Locations
Revenue from external customers is classified based on the geographical locations where the services were provided.

	For the Year Ended December 31,
	2018 $	2019 $	2020 $
Revenue
Southeast Asia	581,336	1,378,141	2,791,894
Latin America	14,713	282,618	790,308
Rest of Asia	229,773	489,291	655,007
Rest of the world	1,146	25,328	138,455
Consolidated revenue	826,968	2,175,378	4,375,664

Long-Lived Assets
Long-lived assets consist of property and equipment, operating lease right-of-use assets and intangible assets.

	As at December 31,
	2019 $	2020 $
Long-lived assets
Southeast Asia	389,997	509,922
Rest of Asia	119,043	128,285
Rest of the world	7,565	22,522
	516,605	660,729